Restatement (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement

Consolidated Balance Sheet

	As at December 31, 2014
	As Reported $	Adjustment $	As Restated $

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities
Convertible debentures, net of unamortized discount	16,098	36,957	53,055
Total liabilities	267,757	36,957	304,714

Stockholders’ Deficit
Common stock	18,734,351	141,477	18,875,828
Accumulated deficit	(24,004,261)	(178,434)	(24,182,695)
Total stockholders’ deficit	(254,068)	(36,957)	(291,025)
Total liabilities and stockholders’ deficit	13,689	—	13,689

Consolidated Statement of Operations

	Year Ended December 31, 2014
	As Reported $	Adjustment $	As Restated $

Other income (expense)
Gain (loss) on conversion of debt	(7,130)	7,130	—
Loss on change in fair value of derivative liabilities	(45,207)	(36,931)	(82,138)
Accretion and interest expense	(242,259)	(66,822)	(309,081)
Total other income (expense)	(294,596)	(96,623)	(391,219)

Net loss	(712,087)	(96,623)	(808,710)

	Year Ended December 31, 2013
	As Reported $	Adjustment $	As Restated $

Other income (expense)
Gain (loss) on conversion of debt	—	(47,485)	(47,485)
Loss on change in fair value of derivative liabilities	(100,824)	(34,326)	(135,150)
Total other income (expense)	(214,650)	(81,811)	(296,461)

Net loss	(441,973)	(81,811)	(523,784)

Consolidated Statements of Stockholders' Deficit

	As at December 31, 2014
	As Reported $	Adjustment $	As Restated $

Common stock	18,734,351	141,477	18,875,828
Accumulated deficit	(24,004,261)	(178,434)	(24,182,695)
Total	(254,068)	(36,957)	(291,025)

	As at December 31, 2013
	As Reported $	Adjustment $	As Restated $

Common stock	17,956,296	47,485	18,003,782
Accumulated deficit	(23,292,174)	(81,811)	(23,373,985)
Total	(320,035)	(34,326)	(354,361)

Consolidated Statement of Cash Flows

	Year Ended December 31, 2014
	As Reported $	Adjustment $	As Restated $

Operating Activities
Net loss	(712,087)	(96,623)	(808,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	229,717	57,922	287,639
Gain (loss) on conversion of debt	7,130	(7,130)	—
Loss on change in fair value of derivative liabilities	45,207	36,931	82,138
Changes in operating assets and liabilities:
Deferred financing costs	2,637	24,899	27,536
Accounts payable and accrued liabilities	5,684	1	5,685
Net cash used in operating activities	(394,493)	16,000	(378,493)

Financing Activities
Proceeds from issuance of convertible debt	261,000	(16,000)	245,000
Net cash provided by financing activities	354,296	(16,000)	338,296

	Year Ended December 31, 2013
	As Reported $	Adjustment $	As Restated $

Operating Activities
Net loss	(441,973)	(81,811)	(523,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) on conversion of debt	—	47,485	47,485
Loss on change in fair value of derivative liabilities	100,824	34,326	135,150